UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
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                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                           BARON SELECT FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       767 Fifth Avenue, 49th Floor, New York, NY                     10153
-------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)           (Zip Code)

                           Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue,49th Floor, New York, New York 10153
-------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2004
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.

BARON PARTNERS FUND
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2004 (UNAUDITED)


       SHARES                                                                           COST                   VALUE
-------------                                                                       -------------          -------------

COMMON STOCKS (90.72%)

                 BUSINESS SERVICES (11.89%)
        800,000  ChoicePoint, Inc.*+                                                $  20,549,530          $  34,120,000

                 CONSULTING (3.00%)
        325,000  Hewitt Associates, Inc.*                                               9,095,555              8,599,500

                 EDUCATION (10.37%)
        360,000  Apollo Group, Inc., Cl A*                                             15,467,706             26,413,200
        125,000  Education Mgmt. Corp.*                                                   561,094              3,330,000
                                                                                    -------------          -------------
                                                                                       16,028,800             29,743,200

                 ENERGY & ENERGY SERVICES (2.26%)
        200,000  XTO Energy, Inc.                                                       5,459,847              6,496,000

                 FINANCIAL SERVICES - BROKERAGE & EXCHANGES (7.22%)
      1,200,000  Charles Schwab Corp.                                                   7,918,653             11,028,000
         60,000  Chicago Mercantile Exchange Holdings, Inc.                             4,329,601              9,678,000
                                                                                    -------------          -------------
                                                                                       12,248,254             20,706,000

                 FINANCIAL SERVICES - INSURANCE (8.60%)
        300,000  Arch Capital Group, Ltd.*                                              9,642,966             11,682,000
        500,000  Axis Capital Holdings, Ltd.                                           13,492,502             13,000,000
                                                                                    -------------          -------------
                                                                                       23,135,468             24,682,000

                 FINANCIAL SERVICES - MISCELLANEOUS (2.59%)
        160,000  First Marblehead Corp.*                                                6,277,604              7,424,000

                 GAMING SERVICES (1.25%)
        100,000  International Game Technology                                          2,935,543              3,595,000

                 HEALTH CARE FACILITIES (4.18%)
        400,000  Manor Care, Inc.                                                      11,959,337             11,984,000

                 HEALTH CARE SERVICES - INSURANCE (6.96%)
        200,000  AMERIGROUP Corp.*                                                      8,264,447             11,250,000
        100,000  Anthem, Inc.*                                                          6,830,636              8,725,000
                                                                                    -------------          -------------
                                                                                       15,095,083             19,975,000

                 HOME BUILDING (2.42%)
        150,000  Toll Brothers, Inc.*                                                   5,961,989              6,949,500

                 HOTELS AND LODGING (2.61%)
        130,000  Choice Hotels Intl., Inc.                                              1,105,211              7,486,700

                 MEDIA (0.95%)
        160,000  Saga Comm., Inc., Cl A*                                                  773,047              2,712,000

                 RECREATION AND RESORTS (18.08%)
        210,000  Kerzner Intl., Ltd.*                                                   4,653,485              9,233,700
        825,000  Wynn Resorts, Ltd. *+                                                 10,933,736             42,644,250
                                                                                    -------------          -------------
                                                                                       15,587,221             51,877,950

                 RETAIL - CONSUMER STAPLES (2.99%)
        100,000  Whole Foods Market, Inc.                                               4,808,122              8,579,000

                 RETAIL - SPECIALTY STORES (3.73%)
        150,000  Carmax, Inc.*                                                          3,066,548              3,232,500
        200,000  Dollar Tree Stores, Inc.*                                              4,542,396              5,390,000
         60,000  Ethan Allen Interiors, Inc.                                            1,354,738              2,085,000
                                                                                    -------------          -------------
                                                                                        8,963,682             10,707,500

                 TRANSPORTATION (1.62%)
        100,000  C. H. Robinson Worldwide, Inc.                                         3,775,827              4,639,000
                                                                                    -------------          -------------
TOTAL COMMON STOCKS                                                                   163,760,120            260,276,350
                                                                                    -------------          -------------


NOTIONAL AMOUNT
---------------

SWAP CONTRACTS (0.00%)

    (3,282,800)  Total Return Swap Contract on a Variety of Short Securities
                       Terminating 06/30/2005                                                   0                      0
                                                                                    -------------          -------------
      PRINCIPAL
         AMOUNT
---------------

CORPORATE BONDS (4.19%)
                 RECREATION AND RESORTS
    $ 5,000,000  Wynn Resorts, Ltd. 6.00%
                       Sub. Conv. Deb. due  07/15/2015                                  4,907,096             12,012,500
                                                                                    -------------          -------------

SHORT TERM MONEY MARKET INSTRUMENTS (3.83%)
     11,000,000  Exxon Asset Mgmt. Co. 1.50%
                       due 10/01/2004                                                  11,000,000             11,000,000
                                                                                    -------------          -------------


TOTAL INVESTMENTS (98.74%)                                                           $179,667,216 **         283,288,850
                                                                                    =============

CASH AND OTHER ASSETS
  LESS LIABILITIES (1.26%)                                                                                     3,610,707
                                                                                                           -------------

NET ASSETS (EQUIVALENT TO $14.53 PER
  SHARE BASED ON 19,748,071 SHARES OF
  BENEFICIAL INTEREST OUTSTANDING)                                                                          $286,899,557
                                                                                                           =============

      %  Represents percentage of net assets
      *  Non-income producing securities
      + Represents security, or a portion thereof, segregated with broker for swap contracts.
      ** For Federal income tax purposes the cost basis is identical. Aggregate unrealized appreciation and depreciation of investments are $105,475,772 and $1,854,138, respectively.

         SECURITY VALUATION: Portfolio securites traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which appoximates value.

         SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in this Schedule of Investments. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

         For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2.  Controls and Procedures.

     (a) The certifying officers, the Registrant's principal executive and principal financial officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17CFR 270.30a-3(c)) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are reasonably designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission's rules and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 26, 2004




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:    November 26, 2004